Short-Term Bank Loans (Tables)	6 Months Ended
Jun. 30, 2026
Short-Term Bank Loans [Abstract]
Schedule of Short-Term Bank Loans	The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. Short-term borrowings consisted of the following:

	As of
	December 31,	June 30,
	2025	2026
		(Unaudited)
Beijing Rural Commercial Bank(a)	$142,998	$147,382

(a)	(1) On March 22, 2024, the Company entered into a loan agreement with Beijing Rural Commercial Bank to obtain a loan of $136,999 (or RMB1,000,000) for the period from March 22, 2024 to March 22, 2025 with an annual interest rate of 4.95%. The Company is required to make monthly interest payment with principal due at maturity. Mr. Pengfei Zhang, a Director of the Company, guaranteed the repayment of these loans. On March 18, 2025, the Company repaid these loans.

(2) On March 18, 2025, the Company entered into a loan agreement with Beijing Rural Commercial Bank to obtain a loan of $147,392 (or RMB1,000,000) for the period from March 18, 2025 to March 18, 2026 with an annual interest rate of 4.95%. Subsequent to the original agreement, the parties amended the loan agreement to extend the maturity date to March 16, 2027. All other material terms, including the annual interest rate of 4.95%, remain unchanged. The Company is required to make monthly interest payment with principal due at maturity. Mr. Pengfei Zhang, a Director of the Company, guaranteed the repayment of these loans.